Net Loss per share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Earnings per share [text block]
The following table sets forth the computation of basic and dilutive net loss per share attributable to the Group’s ordinary shareholders:

	(Unaudited) For the six-month period ended 30 June 2022	(Unaudited) (Re-stated) For the six-month period ended 30 June 2021
	USD	USD
Net loss attributable to ordinary shareholders	(161,619,569)	(80,687,401)
Weighted average shares outstanding – Basic and Diluted	106,253,308	85,288,745

Net loss per ordinary share – Basic and Diluted	(1.52)	(0.95)